Fair Value Disclosure - Schedule of Financial Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Restricted cash, current	$ 0	$ 403	$ 40,713
Short-term investments	730,213	0
Strategic investment - convertible promissory notes		55,225
Total assets measured and recorded at fair value	2,317,281	2,215,864
Liabilities:
Contingent consideration	28,110	0
Contingent consideration, non-current	40,006	0
Total liabilities measured and recorded at fair value	68,116
Cash
Assets:
Cash and cash equivalents:	1,007,068	794,213
Money market funds
Assets:
Cash and cash equivalents:	580,000	1,366,023
Restricted cash, current
Assets:
Restricted cash, current		403
Time deposits
Assets:
Short-term investments	730,213
Level 1
Assets:
Strategic investment - convertible promissory notes		0
Total assets measured and recorded at fair value	1,587,068	2,160,639
Liabilities:
Contingent consideration	0
Contingent consideration, non-current	0
Total liabilities measured and recorded at fair value	0
Level 1 | Cash
Assets:
Cash and cash equivalents:	1,007,068	794,213
Level 1 | Money market funds
Assets:
Cash and cash equivalents:	580,000	1,366,023
Level 1 | Restricted cash, current
Assets:
Restricted cash, current		403
Level 1 | Time deposits
Assets:
Short-term investments	0
Level 2
Assets:
Strategic investment - convertible promissory notes		0
Total assets measured and recorded at fair value	730,213	0
Liabilities:
Contingent consideration	0
Contingent consideration, non-current	0
Total liabilities measured and recorded at fair value	0
Level 2 | Cash
Assets:
Cash and cash equivalents:	0	0
Level 2 | Money market funds
Assets:
Cash and cash equivalents:	0	0
Level 2 | Restricted cash, current
Assets:
Restricted cash, current		0
Level 2 | Time deposits
Assets:
Short-term investments	730,213
Level 3
Assets:
Strategic investment - convertible promissory notes		55,225
Total assets measured and recorded at fair value	0	55,225
Liabilities:
Contingent consideration	28,110
Contingent consideration, non-current	40,006
Total liabilities measured and recorded at fair value	68,116
Level 3 | Cash
Assets:
Cash and cash equivalents:	0	0
Level 3 | Money market funds
Assets:
Cash and cash equivalents:	0	0
Level 3 | Restricted cash, current
Assets:
Restricted cash, current		$ 0
Level 3 | Time deposits
Assets:
Short-term investments	$ 0